Research and Development Expenses (Details) - Research and Development Expenses - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Personnel expenses	€ 66,726	€ 26,712
Professional services	8,448	2,472
Materials	8,253	5,012
Depreciation/amortization	2,829	1,404
Other	4,089	2,536
Total	€ 90,345	€ 38,136